SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Concentration of Credit Risk) (Detail) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	0.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%